Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund,

Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Moderate Aggressive Fund and

Columbia Portfolio Builder Aggressive Fund (the “Funds”)

Supplement dated November 16, 2012 to the Prospectuses dated June 1, 2012

Effective on or about December 14, 2012, the following changes are hereby made to the Funds’ prospectuses:

Prior Name	New Name
Columbia Portfolio Builder Conservative Fund	Columbia Capital Allocation Conservative Portfolio (Conservative Fund)
Columbia Portfolio Builder Moderate Fund	Columbia Capital Allocation Moderate Portfolio (Moderate Fund)
Columbia Portfolio Builder Aggressive Fund	Columbia Capital Allocation Aggressive Portfolio (Aggressive Fund)

Accordingly, all references to these Funds’ current names are replaced with their new names effective on such date.

For the Conservative Fund, the Moderate Fund and the Aggressive Fund, the “Investment Objective” in the Summary of the Fund is superseded and replaced as follows (information relating to Columbia Portfolio Builder Moderate Conservative Fund and Columbia Portfolio Builder Moderate Aggressive Fund remains unchanged):

For Columbia Capital Allocation Conservative Portfolio (formerly Columbia Portfolio Builder Conservative Fund)

The Fund is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk. The Fund may be most appropriate for investors with a shorter-term investment horizon.

For Columbia Capital Allocation Moderate Portfolio (formerly Columbia Portfolio Builder Moderate Fund)

The Fund is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk. The Fund may be most appropriate for investors with an intermediate term investment horizon.

For Columbia Capital Allocation Aggressive Portfolio (formerly Columbia Portfolio Builder Aggressive Fund)

The Fund is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk. The Fund may be most appropriate for investors with a longer-term investment horizon.

For the Conservative Fund, the Moderate Fund and the Aggressive Fund, the “Principal Investment Strategies of the Fund” in the Summary of the Fund section is superseded and replaced as follows (information relating to Columbia Portfolio Builder Moderate Conservative Fund and Columbia Portfolio Builder Moderate Aggressive Fund remains unchanged):

For Columbia Capital Allocation Conservative Portfolio (formerly Columbia Portfolio Builder Conservative Fund)

The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund of funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third-party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s derivative investments may include forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.

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The Fund may invest in Underlying Funds categorized as “fixed income”, “equity”, “cash/cash equivalents”, and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. Under normal market circumstances, the Fund emphasizes investments in Underlying Funds categorized as fixed income, which can include those investing in TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Fund may also invest in Underlying Funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure, natural resources). The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle, including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Relative to the other Funds offered in this prospectus (as well as Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, which are offered under a separate prospectus), the Fund will, under normal market circumstances, invest in a combination of securities that is expected to have a lower level of overall investment risk.

Under normal market circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):

Asset Class Exposures

Conservative Fund	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
	0-40%*	50-90%*	0-40%*	0-40%*

*As a Percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board of Trustees (the Board).

For Columbia Capital Allocation Moderate Portfolio (formerly Columbia Portfolio Builder Moderate Fund)

The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund of funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third-party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s derivative investments may include forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.

The Fund may invest in Underlying Funds categorized as “fixed income”, “equity”, “cash/cash equivalents”, and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. The Fund invests in Underlying Funds categorized as fixed income, which can include those that invest in TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Fund may also invest in Underlying Funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure, natural resources). The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle, including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Relative to the Columbia Capital Allocation Moderate Conservative Portfolio, which is available in a separate prospectus, the Fund will, under normal market circumstances, invest in a combination of securities that is expected to have a higher level of overall investment risk.

Under normal market circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):

Asset Class Exposures

Moderate Fund	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
	10-70%*	30-75%*	0-40%*	0-40%*

*As a Percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board.

For Columbia Capital Allocation Aggressive Portfolio (formerly Columbia Portfolio Builder Aggressive Fund)

The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund of funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third-party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s derivative investments may include forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.

The Fund may invest in Underlying Funds categorized as “equity”, “fixed income”, “cash/cash equivalents”, and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. Under normal market circumstances, the Fund emphasizes investments in Underlying Funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure, natural resources). The Fund may also invest in Underlying Funds categorized as fixed income, which can include those investing in TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Relative to the other Funds offered in this prospectus (as well as Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, which are offered under a separate prospectus), the Fund will, under normal market circumstances, invest in a combination of securities that is expected to have the highest level of overall investment risk relative to the other Funds offered in this prospectus.

Under normal market circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):

Asset Class Exposures

Aggressive Fund	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
	25-100%*	0-50%*	0-40%*	0-40%*

*As a Percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board.

For Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Fund and Columbia Portfolio Builder Aggressive, the “Investment Objectives” in the More Information About the Funds section is superseded and replaced as follows (information relating to Columbia Portfolio Builder Moderate Conservative Fund and Columbia Portfolio Builder Moderate Aggressive Fund remains unchanged):

INVESTMENT OBJECTIVES

The objective of each Fund is to provide the highest level of total return that is consistent with a certain level of risk. The following information highlights the objectives and compares each Fund’s level of risk and potential for return relative to one another.

Conservative Fund (formerly Columbia Portfolio Builder Conservative Fund) is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk. The Fund may be most appropriate for investors with a shorter-term investment horizon.

Moderate Fund (formerly Columbia Portfolio Builder Moderate Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk. The Fund may be most appropriate for investors with an intermediate term investment horizon.

Aggressive Fund (formerly Columbia Portfolio Builder Aggressive Fund) is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk. The Fund may be most appropriate for investors with a longer-term investment horizon.

Conservative Fund, Moderate Fund and Aggressive Fund are singularly and collectively, where the context requires, referred to as either “the Fund,” “each Fund” or “the Funds.”

For Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Fund and Columbia Portfolio Builder Aggressive, the “Principal Investment Strategies of the Funds” section in the More Information About the Funds section is superseded and replaced as follows (information relating to Columbia Portfolio Builder Moderate Conservative Fund and Columbia Portfolio Builder Moderate Aggressive Fund remains unchanged):

PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

The Funds are intended for investors who have an objective of achieving a high level of total return consistent with a certain level of risk. Each Fund is primarily managed as a fund that invests in other funds (i.e., a “fund of funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). Each Fund may also invest up to 20% of its net assets in other funds, including third-party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). Each Fund’s investment in derivative investments may include forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Funds with exposure to equity, fixed income, and cash/cash equivalent asset classes. Each Fund may also allocate its assets to Underlying Funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets.

The Underlying Funds in which each Fund may invest are categorized as “equity”, “fixed income”, “cash/cash equivalents” and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. The Underlying Funds categorized as equity may invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap), geographic focus (domestic and international, including emerging markets), and sector focus (e.g., real estate, technology, infrastructure, natural resources). The Underlying Funds categorized as fixed income may invest in fixed income securities, including TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle, including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). By investing in a combination of Underlying Funds and the other securities described in the 20% Sleeve, the Funds seek to minimize the risks typically associated with investing in a traditional mutual fund.

Under normal circumstances, the Funds may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):

Asset Class Exposures*

	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
Conservative Fund	0-40%	50-90%	0-40%	0-40%
Moderate Fund	10-70%	30-75%	0-40%	0-40%
Aggressive Fund	25-100%	0-50%	0-40%	0-40%

*As a Percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Funds to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board of Trustees (the Board).

For each Fund, the Investment Manager uses an asset allocation strategy designed to:

•

Determine the allocation of the Fund’s assets among the asset class categories within the target asset allocation ranges set forth above, based on the Fund’s investment objective, global macro-economic research and historical and projected returns for each asset class category

•

Select Underlying Funds to represent asset class categories and then to determine the portion of the Fund’s assets to be allocated to each such investment, based on the Underlying Funds’ historical and projected returns under their current portfolio managers, portfolio manager experience and the anticipated investment risks associated with investment in these Underlying Funds

•	Determine the Fund’s investments in the 20% Sleeve

The Investment Manager regularly reviews asset class allocations and allocations to Underlying Funds, as well as security selection within the 20% Sleeve. The Investment Manager may reallocate, including on a daily basis, each Fund’s investments in the Underlying Funds and/or the 20% Sleeve to return the Funds to targeted allocations, or to tactically adjust each Fund’s market or other exposures based on market or other circumstances. Derivatives, in particular, may be used tactically to increase or decrease a Fund’s exposure to the market or a given market segment, industry, or position.

The following applies to each of Columbia Capital Allocation Conservative Portfolio (formerly Columbia Portfolio Builder Conservative Fund), Columbia Portfolio Builder Moderate Conservative Fund, Columbia Capital Allocation Moderate Portfolio (formerly Columbia Portfolio Builder Moderate Fund), Columbia Portfolio Builder Moderate Aggressive Fund and Columbia Capital Allocation Aggressive Portfolio (formerly Columbia Portfolio Builder Aggressive Fund):

Underlying Funds

Each Fund has exposure to the risks associated with many areas of the market through its investments, including through its investments in Underlying Funds. Below is a list of the affiliated underlying funds, by asset class category, available to the Funds for investment (the list does not include unaffiliated funds or ETFs in which the Funds may invest). Certain Underlying Funds, due to their characteristics, may fit into more than one asset class category, and may be used by the Investment Manager for those purposes. Columbia Management may add new or remove Underlying Funds without the approval of Fund shareholders.

A description of the affiliated underlying funds’ investment objectives and principal investment strategies is included in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. The prospectuses and statements of additional information for the affiliated underlying funds are incorporated by reference into this prospectus and are available free of charge at columbiamanagement.com or by calling 800.345.6611.

Affiliated Equity Underlying Funds

Columbia Acorn Emerging Markets Fund, Columbia Acorn European Fund, Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn International Select, Columbia Acorn Select, Columbia Acorn USA®, Columbia Asia Pacific ex-Japan Fund, Columbia Contrarian Core Fund, Columbia Diversified Equity Income Fund, Columbia Dividend Income Fund, Columbia Dividend Opportunity Fund, Columbia Emerging Markets Fund, Columbia Emerging Markets Opportunity Fund, Columbia Energy and Natural Resources Fund, Columbia Equity Value Fund, Columbia European Equity Fund, Columbia Frontier Fund, Columbia Global Dividend Opportunity Fund (formerly Columbia Strategic Investor Fund), Columbia Global Equity Fund, Columbia Greater China Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Growth Fund, Columbia Large Cap Index Fund, Columbia Large Cap Value Fund, Columbia Large Core Quantitative Fund, Columbia Large Growth Quantitative Fund, Columbia Large Value Quantitative Fund, Columbia Marsico Flexible Capital Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Growth Opportunity Fund, Columbia Mid Cap Index Fund, Columbia Mid Cap Value Fund, Columbia Mid Cap Value Opportunity Fund, Columbia Multi-Advisor International Equity Fund, Columbia Multi-Advisor International Value Fund, Columbia Multi-Advisor Small Cap Value Fund, Columbia Overseas Value Fund, Columbia Pacific/Asia Fund, Columbia Real Estate Equity Fund, Columbia Recovery and Infrastructure Fund, Columbia Select Large Cap Growth Fund,

Columbia Select Large-Cap Value Fund, Columbia Select Smaller-Cap Value Fund, Columbia Seligman Communications and Information Fund, Columbia Seligman Global Technology Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Small Cap Index Fund, Columbia Small Cap Value Fund I, Columbia Small Cap Value Fund II, Columbia Value and Restructuring Fund.

Affiliated Fixed Income Underlying Funds

CMG Ultra Short Term Bond Fund, Columbia Bond Fund, Columbia Convertible Securities Fund, Columbia Corporate Income Fund, Columbia Diversified Bond Fund, Columbia Emerging Markets Bond Fund, Columbia Floating Rate Fund, Columbia Global Bond Fund, Columbia High Yield Bond Fund, Columbia Income Opportunities Fund, Columbia Inflation Protected Securities Fund, Columbia Intermediate Bond Fund, Columbia International Bond Fund, Columbia Limited Duration Credit Fund, Columbia Short Term Bond Fund, Columbia U.S. Government Mortgage Fund, Columbia U.S. Treasury Index Fund.

Affiliated Cash/Cash Equivalent Underlying Funds

Columbia Money Market Fund and Columbia Short-Term Cash Fund.

Affiliated Alternative Strategy Underlying Funds

Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Commodity Strategy Fund and Columbia Flexible Capital Income Fund.

A Fund may sell Underlying Funds in order to accommodate redemptions of the Fund’s shares, to change the percentage of its assets invested in certain Underlying Funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes. The Investment Manager seeks to minimize the impact of the Funds’ purchases and redemptions of shares of the affiliated underlying funds by implementing them over a reasonable timeframe. In addition, because the Investment Manager earns different fees from the affiliated underlying funds, in determining the allocation of the Funds among these underlying funds, the Investment Manager may have an economic conflict of interest. The Investment Manager will report to the Funds’ Board on the steps it has taken to manage any potential conflicts.

Each Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated money market funds, to cover obligations with respect to, or that may result from, the Fund’s derivative transactions. A Fund’s use of certain derivatives may create leveraged exposure to the equity and debt markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Funds could lose more than originally invested in the derivative.

The following applies to each of Columbia Capital Allocation Conservative Portfolio (formerly Columbia Portfolio Builder Conservative Fund), Columbia Portfolio Builder Moderate Conservative Fund, Columbia Capital Allocation Moderate Portfolio (formerly Columbia Portfolio Builder Moderate Fund), Columbia Portfolio Builder Moderate Aggressive Fund and Columbia Capital Allocation Aggressive Portfolio (formerly Columbia Portfolio Builder Aggressive Fund):

Appendix A

Columbia 120/20 Contrarian Equity Fund and Columbia Global Extended Alpha Fund are no longer offered as underlying funds.

The Information in Appendix A regarding Columbia Strategic Investor Fund is superseded and replaced as follows:

Equity Funds
Underlying Funds	Investment Objectives and Strategies
Columbia Global Dividend Opportunity Fund

The Fund seeks total return, consisting of current income and capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its net assets in income-producing (dividend-paying) equity securities of U.S. and foreign companies. Equity securities include, for example, common stock, preferred stock, convertible securities and shares of real estate investment trusts (REITs). The Fund invests principally in securities of companies that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Investment Manager), believes are attractively valued and have the potential for long-term growth.

Under normal circumstances, the Fund will invest at least 40% of its net assets in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

The rest of the section remains the same.

The following is added to Appendix B.

Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company and evidence of ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

The rest of the section remains the same.

Shareholders should retain this Supplement for future reference.

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